Pension and similar obligations - Summary of Weighted Average Assumptions Used in Computing Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	5.30%	5.50%
Price inflation	2.00%	2.50%
United States [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	86 years	86 years
United States [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	88 years	88 years
United States [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	6.80%	7.00%
United States [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	4.50%	4.50%
Canada [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	4.60%	5.10%
Price inflation	2.00%	2.00%
Future salary increases	1.00%	1.00%
Future pension increases	2.00%	2.00%
Medical cost trend rate	4.50%	4.50%
Canada [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	87 years	87 years
Canada [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	90 years	90 years
Mexico [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	9.30%	9.50%
Price inflation	3.50%	3.50%
Future salary increases	4.30%
Future pension increases	3.50%	3.50%
Mexico [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	85 years	85 years
Mexico [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	88 years	88 years
Mexico [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Future salary increases		4.50%
Mexico [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Future salary increases		4.00%
Brazil [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	9.20%	10.00%
Price inflation	3.50%	3.50%
Future pension increases	3.50%	3.50%
Medical cost trend rate	7.10%	7.10%
Brazil [Member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	85 years	85 years
Brazil [Member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	87 years	87 years
Brazil [Member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Future salary increases	6.70%	7.10%
Brazil [Member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Future salary increases	3.90%	5.30%
United Kingdom [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	4.70%	4.90%
Price inflation	3.20%	3.20%
Future pension increases	3.10%	3.00%
United Kingdom [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	87 years	87 years
United Kingdom [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	89 years	89 years
AB inBev [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	5.60%	5.90%
Price inflation	2.60%	2.70%
Future salary increases	3.70%	4.00%
Future pension increases	2.80%	2.70%
AB inBev [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	85 years	85 years
AB inBev [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	88 years	88 years
AB inBev [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	6.70%	6.80%
AB inBev [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	6.20%	6.10%